Share-based Compensation - Summary of Share Option Activity (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate Intrinsic Value, Exercised	¥ 155,850,409	$ 22,667,502	¥ 0	¥ 0
2016 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Beginning balance | shares	15,752,273	15,752,273
Number of shares, Granted | shares	3,636,000	3,636,000		15,299,019
Number of shares, Exercised | shares	(3,590,783)	(3,590,783)
Number of shares, Forfeited | shares	(583,975)	(583,975)
Number of shares, Ending balance | shares	15,213,515	15,213,515	15,752,273
Number of shares, Vested and expected to vest | shares	14,813,554
Number of shares, Exercisable | shares	9,864,962
Weighted average grant date fair value, Beginning balance | ¥ / shares	¥ 28.51
Weighted average grant date fair value, Granted | ¥ / shares	53.79
Weighted average grant date fair value, Exercised | ¥ / shares	43.40
Weighted average grant date fair value, Forfeited | ¥ / shares	67.79
Weighted average grant date fair value, Ending balance | ¥ / shares	29.53		¥ 28.51
Weighted average grant date fair value, Vested and expected to vest | ¥ / shares	31.53
Weighted average grant date fair value, Exercisable | ¥ / shares	¥ 25.25
Weighted average remaining contractual term, Outstanding	8 years 4 months 17 days	8 years 4 months 17 days	8 years 11 months 19 days
Weighted average remaining contractual term, Vested and expected to vest	8 years 4 months 17 days	8 years 4 months 17 days
Weighted average remaining contractual term, Exercisable	7 years 11 months 15 days	7 years 11 months 15 days
Aggregate Intrinsic Value, Outstanding | ¥	¥ 1,358,130,772
Aggregate Intrinsic Value, Outstanding | ¥	424,630,143		¥ 1,358,130,772
Aggregate Intrinsic Value, Vested and expected to vest | ¥	413,466,692
Aggregate Intrinsic Value, Exercisable | ¥	¥ 275,344,667